CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2016	Feb. 01, 2016	Oct. 01, 2015	Feb. 03, 2015	Jul. 07, 2014	Jan. 26, 2018	Jun. 29, 2017	Oct. 20, 2016	Mar. 21, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of debt discount														$ 1,460,225	$ 686,560
Original issuance discount										$ 11,250		$ 11,250		11,250	11,250
Interest rate					12.00%	8.00%
Cash balance										245,373	$ 283,541	245,373	$ 283,541	11,342	$ 92,455	$ 220,060
Fair value of the derivatives liability										$ 11,023,244		$ 11,023,244		11,023,244
Dividend yield												0.00%
Expected volatility												135.81%
Weighted average risk-free interest rate												2.85%
Expected life												5 years 6 months
Non-cash interest expense												$ 9,363,244		$ 9,363,244
Common stock, shares issued						1,000				2,532,863		2,532,863		2,440,863	1,818,045
Reclassification of fair value of debt derivative at note modification													30,806,073	$ 30,806,073
Maturity period									Dec. 16, 2016
Fair value of derivatives liability							$ 30,806,073
Gain (loss) on change in fair value of derivative liability							12,217,004				$ 25,483		$ (15,872,510)	(15,962,822)	(2,673,948)
St. George Investments, LLC [Member]
Gain (Loss) on change of fair value of debt derivatives																21,051
Fair value of the derivatives liability																$ 170,531
Dividend yield																0.00%
Expected volatility																148.92%
Estimated fair value																$ 2.65
Iconic Holdings, LLC [Member]
Convertible promissory note		$ 88,000
Gross proceeds		79,200												$ 96,170
Original issuance discount		$ 8,800
Maturity period		one year												90 days
Debt convertible conversion description														The Company, at its sole discretion, has an option to repay the Iconic note within 90 days of the effective date at a rate of 110% of unpaid principal or 135% from 91-180 days of effective date. After 180 days, the note may not be prepaid without the consent of the holder.
Dividend yield														0.00%
Expected volatility														150.09%
Weighted average risk-free interest rate														0.47%
Expected life														1 year
Estimated fair value														$ 1.21
Non-cash interest expense														$ 21,722
St. George Investments, LLC [Member]
Convertible promissory note			$ 85,000
Gross proceeds			70,500											$ 105,988
Original issuance discount			$ 7,500
Maturity period			one year											120 days
Debt convertible conversion description			The Company may repay the Note at any time on or before 120 days from issuance. If unpaid at 120 days, a one-time interest charge of 12% shall be applied to the outstanding balance. After 120 days the Company can repay only with the consent of the lender at 125% allowed to repay. The Note is convertible 120 days from issuance date at a conversion price equal to 60% discount to the lowest trading price of the common stock for the 25 trading days immediately prior the conversion date.
Trading days														25 days
Fair value of the derivatives liability			$ 105,988												$ 112,673
Dividend yield			0.00%												0.00%
Expected volatility			146.21%												147.99%
Weighted average risk-free interest rate			0.31%												0.41%
Expected life			1 year												8 months 9 days
Estimated fair value			$ 3.91												$ 2.70
Non-cash interest expense														$ 35,488
JMJ Financial [Member]
Outstanding notes paid off amount															$ 35,000	$ 75,000
Convertible promissory note				$ 250,000
Gross proceeds				225,000
Original issuance discount				$ 25,000
Maturity period				two years
Fair value of the derivatives liability															$ 61,113
Dividend yield															0.00%	0.00%
Expected volatility															148.16%
Weighted average risk-free interest rate															0.99%
Expected life															1 year 8 months 12 days
Estimated fair value															$ 2.70
Non-cash interest expense																$ 134,554
Minimum [Member] | St. George Investments, LLC [Member]
Weighted average risk-free interest rate																0.65%
Expected life																9 months
Minimum [Member] | JMJ Financial [Member]
Expected volatility																148.32%
Weighted average risk-free interest rate																0.60%
Expected life																1 year 6 months 29 days
Estimated fair value																$ 4.00
Maximum [Member] | St. George Investments, LLC [Member]
Weighted average risk-free interest rate																1.06%
Expected life																1 year 8 months 19 days
Maximum [Member] | JMJ Financial [Member]
Expected volatility																151.27%
Weighted average risk-free interest rate																0.68%
Expected life																1 year 8 months 2 days
Estimated fair value																$ 5.00
Hoppel/Vista Capital Promissory Notes payable [Member]
Maturity period														180 days
Conversion price, percentage														60.00%
Common stock, per share														$ 2.50
Trading days														25 days
Aggregate purchase price														$ 136,620
Common stock, shares issued														800,000
Additional shares of common stock														250,000
Hoppel/Capital Vista Promissory Notes Payable [Member]
Convertible promissory note								$ 220,000
Gross proceeds								200,000
Original issuance discount								$ 20,000
Maturity period								6 months
BICX Holding Company LLC [Member]
Gain (Loss) on change of fair value of debt derivatives							12,217,004
Convertible promissory note	$ 2,500,000
Maturity period	June 10, 2019
Interest rate	8.00%
Conversion price, percentage	25.00%
Common stock, per share	$ 1.90
Cash balance														$ 50,000
Aggregate principal amount, percentage	42.43%
Aggregate purchase price	$ 5,000,000
Principal amount	2,500,000													$ 2,500,000
Aggregate fair value embedded derivatives							$ 30,806,073
Dividend yield							0.00%							0.00%
Expected volatility							169.77%
Weighted average risk-free interest rate							1.38%
Expected life							1 year 11 months 12 days
Estimated fair value							$ 10.80
Reclassification of fair value of debt derivative at note modification							$ 30,806,073
BICX Holding Company LLC [Member] | Minimum [Member]
Aggregate purchase price	1,660,000
Expected volatility														167.85%
Weighted average risk-free interest rate														1.26%
Expected life														2 years 2 months 16 days
Estimated fair value														$ 9.00
BICX Holding Company LLC [Member] | Maximum [Member]
Aggregate purchase price	$ 4,160,000
Expected volatility														168.32%
Weighted average risk-free interest rate														1.37%
Expected life														2 years 2 months 30 days
Estimated fair value														$ 11.22
Iconic Holdings, LLC [Member]
Fair value of the derivatives liability														$ 96,170	$ 88,484
Dividend yield															0.00%
Expected volatility															164.09%
Weighted average risk-free interest rate															0.48%
Expected life															8 months 2 days
Estimated fair value															$ 1.66
JMJ Financial [Member]
Gross proceeds														$ 239,511
Original issuance discount																$ 11,000
Maturity period														120 days
Interest rate														12.00%
Debt convertible conversion description														The Notes earn an interest rate of 12% per annum after four months of each advance and are convertible six months after the issuance date of each advance at a conversion price equal to 60% discount to the lowest trading price of the common stock for the 25 trading days immediately prior the conversion date.
Trading days														25 days
Aggregate principal amount, percentage														125.00%
Principal amount																121,000
Advanced by holder																110,000
Fair value of the derivatives liability														$ 239,511		$ 158,959
Dividend yield														0.00%
Expected life														2 years
JMJ Financial [Member] | Minimum [Member]
Expected volatility														144.83%
Weighted average risk-free interest rate														0.52%
Estimated fair value														$ 4.90
JMJ Financial [Member] | Maximum [Member]
Expected volatility														172.85%
Weighted average risk-free interest rate														0.70%
Estimated fair value														$ 9.30